Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.5%
SAL Saudi Logistics Services	42,603	$2,924,901
Banks — 33.6%
Al Rajhi Bank	3,346,796	81,192,430
Alinma Bank	2,169,990	16,048,723
Arab National Bank	1,597,068	8,124,096
Bank AlBilad	1,086,001	10,131,593
Bank Al-Jazira(a)	890,494	3,793,828
Banque Saudi Fransi	1,047,453	8,565,528
Riyad Bank	2,604,370	18,203,913
Saudi Awwal Bank	1,783,877	14,722,364
Saudi Investment Bank (The)	1,086,921	4,050,386
Saudi National Bank (The)	5,005,363	43,249,780
		208,082,641
Building Products — 0.2%
Bawan Co.	51,794	678,908
Saudi Ceramic Co.(a)	86,343	810,428
		1,489,336
Capital Markets — 0.8%
Saudi Tadawul Group Holding Co.	84,968	4,878,424
Chemicals — 9.6%
Advanced Petrochemical Co.(a)	224,496	2,028,704
Alujain Corp.(a)	61,440	588,542
National Industrialization Co.(a)	586,220	1,613,332
SABIC Agri-Nutrients Co.	390,138	11,509,339
Sahara International Petrochemical Co.	636,539	4,118,029
Saudi Aramco Base Oil Co.	77,193	2,266,998
Saudi Basic Industries Corp.	1,526,799	28,000,866
Saudi Industrial Investment Group	657,033	3,006,914
Saudi Kayan Petrochemical Co.(a)	1,115,359	2,066,082
Yanbu National Petrochemical Co.	445,106	4,425,381
		59,624,187
Commercial Services & Supplies — 0.4%
Catrion Catering Holding Co.	70,801	2,356,019
Construction & Engineering — 0.1%
Al Babtain Power & Telecommunication Co.	55,214	550,640
Construction Materials — 1.5%
Arabian Cement Co./Saudi Arabia	86,343	600,303
City Cement Co.	120,878	569,682
Eastern Province Cement Co.	74,250	658,129
Northern Region Cement Co.	155,412	378,509
Qassim Cement Co. (The)	95,447	1,356,669
Riyadh Cement Co.	93,970	795,402
Saudi Cement Co.	134,478	1,471,172
Southern Province Cement Co.	111,000	975,153
Yamama Cement Co.	177,827	1,480,062
Yanbu Cement Co.	135,980	852,748
		9,137,829
Consumer Finance — 0.1%
Nayifat Finance Co.(a)	103,603	377,485
Consumer Staples Distribution & Retail — 1.2%
Abdullah Al Othaim Markets Co.	785,349	2,300,890
Al-Dawaa Medical Services Co.	52,411	1,092,348
Almunajem Foods Co.	31,704	811,587
BinDawood Holding Co.	503,518	881,248
Nahdi Medical Co.	69,439	2,174,970
		7,261,043
Security	Shares	Value
Diversified Consumer Services — 0.4%
Ataa Educational Co.	36,338	$695,577
National Co. for Learning & Education	30,746	1,874,108
		2,569,685
Diversified REITs — 0.3%
Al Rajhi REIT	461,366	1,033,383
Jadwa REIT Saudi Fund	312,214	849,756
		1,883,139
Diversified Telecommunication Services — 5.9%
Etihad Atheeb Telecommunication Co.	29,353	898,952
Saudi Telecom Co.	3,400,723	36,029,924
		36,928,876
Electric Utilities — 1.0%
Saudi Electricity Co.	1,479,911	6,552,425
Electrical Equipment — 0.3%
Electrical Industries Co.	985,419	1,857,054
Energy Equipment & Services — 0.5%
Ades Holding Co.	601,575	2,867,307
Financial Services — 0.1%
Saudi Advanced Industries Co.	51,794	484,194
Food Products — 3.2%
Al Jouf Agricultural Development Co.	29,672	466,785
Almarai Co. JSC	442,306	6,583,022
First Milling Co., NVS	29,337	469,698
Halwani Brothers Co.(a)	21,799	310,318
Modern Mills Co.	43,247	464,870
National Agriculture Development Co. (The)(a)	260,437	1,665,295
Saudia Dairy & Foodstuff Co.	28,312	2,541,139
Savola Group (The)(a)	986,307	6,377,805
Sinad Holding Co.(a)	109,118	401,060
Tanmiah Food Co.	10,602	364,697
		19,644,689
Gas Utilities — 0.3%
National Gas & Industrialization Co.	64,754	1,734,037
Ground Transportation — 0.5%
Lumi Rental Co.(a)	29,070	592,517
Saudi Public Transport Co.(a)	107,918	631,284
Theeb Rent A Car Co.	37,117	740,977
United International Transportation Co.	61,442	1,277,361
		3,242,139
Health Care Providers & Services — 3.9%
Al Hammadi Holding	140,249	1,513,769
Dallah Healthcare Co.	60,847	2,458,563
Dr Sulaiman Al Habib Medical Services Group Co.	155,097	11,072,165
Middle East Healthcare Co.(a)	72,980	1,360,010
Mouwasat Medical Services Co.	173,614	4,217,962
National Medical Care Co.	38,711	1,670,937
Saudi Chemical Co. Holding	736,189	1,797,127
		24,090,533
Hotels, Restaurants & Leisure — 1.0%
Alamar Foods, NVS	17,960	360,145
Herfy Food Services Co.(a)	45,583	283,893
Jahez International Co., NVS(a)	181,182	1,757,855
Leejam Sports Co. JSC	45,598	2,208,218
Seera Group Holding(a)	263,115	1,673,758
		6,283,869
Independent Power and Renewable Electricity Producers — 4.1%
ACWA Power Co.	259,781	25,162,539

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 0.5%
Astra Industrial Group	69,636	$3,062,064
Insurance — 2.8%
Al Rajhi Co. for Co-operative Insurance(a)	70,954	3,143,333
Bupa Arabia for Cooperative Insurance Co.	146,373	7,207,806
Co. for Cooperative Insurance (The)	130,120	4,567,939
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)(a)	90,658	529,705
Rasan Information Technology Co.(a)	42,765	834,047
Saudi Reinsurance Co.(a)	76,930	905,083
Walaa Cooperative Insurance Co.(a)	73,433	348,315
		17,536,228
IT Services — 2.7%
Al Moammar Information Systems Co.(a)	25,890	1,178,416
Arabian Internet & Communications Services Co.	36,819	2,702,683
Elm Co.	42,545	12,268,959
Perfect Presentation For Commercial Services Co., NVS(a)	158,578	579,403
		16,729,461
Media — 0.9%
Arabian Contracting Services Co.(a)	26,422	1,132,800
Saudi Research & Media Group(a)	63,801	4,390,162
		5,522,962
Metals & Mining — 4.9%
Al Masane Al Kobra Mining Co.	63,422	1,154,695
East Pipes Integrated Co. for Industry, NVS	22,191	849,388
Saudi Arabian Mining Co.(a)	2,008,271	27,668,625
Saudi Steel Pipe Co.	35,935	652,098
		30,324,806
Multi-Utilities — 0.3%
Power & Water Utility Co. for Jubail & Yanbu	132,156	1,985,154
Oil, Gas & Consumable Fuels — 11.0%
Saudi Arabian Oil Co.(b)	9,345,256	68,308,060
Paper & Forest Products — 0.2%
Middle East Paper Co.(a)	74,827	714,029
Saudi Paper Manufacturing Co.	31,993	541,605
		1,255,634
Pharmaceuticals — 0.4%
Jamjoom Pharmaceuticals Factory Co., NVS	37,550	1,571,205
Middle East Pharmaceutical Co.	10,563	339,802
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	103,603	817,375
		2,728,382
Professional Services — 0.2%
Maharah Human Resources Co.	410,128	677,596
Saudi Manpower Solutions Co.	179,120	361,396
		1,038,992
Real Estate Management & Development — 2.1%
Alandalus Property Co.	80,585	510,503
Security	Shares	Value
Real Estate Management & Development (continued)
Arabian Centres Co.(b)	334,796	$1,773,838
Arriyadh Development Co.	153,498	1,069,756
Dar Al Arkan Real Estate Development Co.(a)	939,105	3,952,363
Emaar Economic City(a)	709,703	1,498,029
Retal Urban Development Co., NVS	431,717	1,959,252
Saudi Real Estate Co.(a)	268,405	1,838,415
Sumou Real Estate Co., NVS	30,950	319,221
		12,921,377
Specialty Retail — 1.5%
Aldrees Petroleum and Transport Services Co.	87,118	2,691,275
AlSaif Stores For Development & Investment Co.	185,015	391,677
Jarir Marketing Co.	1,043,674	3,532,057
Saudi Automotive Services Co.	60,439	1,095,414
United Electronics Co.	70,096	1,847,758
		9,558,181
Textiles, Apparel & Luxury Goods — 0.1%
Alaseel Co.	345,374	389,151
Transportation Infrastructure — 0.4%
Saudi Ground Services Co.	162,325	2,125,793
Sustained Infrastructure Holding Co.	73,831	577,331
		2,703,124
Water Utilities — 0.3%
AlKhorayef Water & Power Technologies Co.(a)	30,219	1,156,672
Miahona(a)	75,603	568,070
		1,724,742
Wireless Telecommunication Services — 1.9%
Etihad Etisalat Co.	669,338	9,834,560
Mobile Telecommunications Co. Saudi Arabia	776,003	2,135,722
		11,970,282
Total Common Stocks — 99.7% (Cost: $463,172,551)		617,741,591
Rights
Insurance — 0.0%
Walaa Cooperative Insurance Co. (Expires 12/31/24, Strike Price SAR 11 )	36,691	66,411
Total Rights — 0.0% (Cost: $88,192)		66,411
Total Investments — 99.7% (Cost: $463,260,743)		617,808,002
Other Assets Less Liabilities — 0.3%		1,784,697
Net Assets — 100.0%		$619,592,699

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Saudi Arabia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$5,700,000	$—	$(5,700,000)(b)	$—	$—	$—	—	$8,650	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	30	12/20/24	$1,636	$(14,612)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$103,809,253	$513,932,338	$—	$617,741,591
Rights	—	66,411	—	66,411
	$103,809,253	$513,998,749	$—	$617,808,002
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(14,612)	$—	$—	$(14,612)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Saudi Arabia ETF

Portfolio Abbreviation
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust